Acquisition of fuboTV (Details Narrative) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			12 Months Ended
	Apr. 02, 2020	Feb. 28, 2019	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Options exercisable, weighted average price								$ 4.43
Number of shares issued during period, new issues			$ 2,297	$ 422	$ 1,778
Common Stock [Member]
Number of common stock issued, shares			795,593	386,792	378,098
Number of shares issued during period, new issues
FaceBank Group, Inc Pre-Merger [Member]
Options exercisable, weighted average price			$ 8.38
Stock option shares issued on converted basis		15,000,000
FaceBank Group, Inc Pre-Merger [Member] | Common Stock [Member]
Shares issued during period for merger
Number of common stock issued, shares			795,593		378,098	1,028,497	623,578
Number of shares issued during period, new issues
Stock option shares issued on converted basis		15,000,000
FaceBank Group, Inc Pre-Merger [Member] | Fubo Tv [Member] | Common Stock [Member]
Shares issued during period for merger
Number of common stock issued, shares							623,578
Number of shares issued during period, new issues
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member]
Options exercisable, weighted average price	$ 1.32
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Common Stock [Member]
Aggregate number of options to acquire common stock	8,051,098
Options exercisable, weighted average price	$ 1.32
Purchase price of acquisition	$ 596,100
Market value of acquisition	$ 529,700
Shares issued price per share	$ 8.20
Number of common stock issued, shares	64,600,000
Number of shares issued during period, new issues	$ 66,400
Stock option shares issued on converted basis	8,100
Subsequent Event [Member] | FaceBank Group, Inc Pre-Merger [Member] | Merger Agreement [Member] | Fubo Tv [Member] | Series AA Preferred Stock [Member]
Shares issued during period for merger	32,324,362
Preferred stock, voting rights	Pursuant to the Series AA Certificate of Designation, each share of Series AA Preferred Stock is convertible into two (2) shares of FaceBank's common stock.